Wildermuth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value

	COMMODITY & NATURAL RESOURCE INVESTMENTS — 7.5%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)	$909,333
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)(f)	1,837,985
182	Midcon Holdco Partners, LLC(a)(b)(c)	79,611
2,066,031	Thunder Investment Partners, LLC(a)(c)(d)(e)(f)	1,666,309
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $5,196,235)	4,493,238

	DIRECT PRIVATE EQUITY — 72.4%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(e)(f)	2,688,310
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)(f)	3,771,103
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)(f)	719,414
838,423	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)(f)	4,066,329
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)(f)	3,105,269
835,814	Clearsense, LLC - Class D Preferred Shares(a)(b)(c)(d)(e)(f)	2,106,878
2,074,115	DSI Digital, LLC - Common Units(a)(b)(c)(d)(e)(f)	117,971
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)(f)	5,420,563
1,690	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)(f)	4,324,396
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)(f)	2,491,051
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)(f)	1,254,009
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)(f)	-
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)(f)	-
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)(f)	-
7,627,254	Waratek, Ltd. - Common Shares(a)(b)(c)(d)(e)(f)	7,488,642
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)(f)	2,474,677
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)(f)	3,200,097
426,036	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)(f)	-
	TOTAL DIRECT PRIVATE EQUITY (Cost $48,734,959)	43,403,708

	DIRECT REAL ESTATE — 4.5%
	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	1,412,428
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(c)(d)(e)(f)	1,274,567
	TOTAL DIRECT REAL ESTATE (Cost $2,110,330)	2,686,995

	HEDGE FUNDS — 1.0%
	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(g)(h)	603,602
	TOTAL HEDGE FUNDS (Cost $994,053)	603,602

	PRIVATE EQUITY DEBT — 27.6%
750,000	Clear Guide Medical Series A-5 Preferred Shares(a)(b)(c)(d)(e)(f)(i)	696,350
250,000	Clear Guide Medical Series A-4 Preferred Shares(a)(c)(d)(e)(f)(i)	241,387
6,680,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/31/2025(a)(b)(c)(d)(e)(f)(i)	6,642,581
6,913,250	Reach Enterprises, Inc. - Convertible Note, 8.00%, 9/30/2024(a)(b)(c)(d)(e)(f)(i)	3,596,365
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023(a)(b)(c)(d)(e)(f)(i)(j)	1,530,937
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 12/31/2024(a)(b)(c)(e)(f)(i)	803,328
400,000	Sequin, Inc. - Convertible Note 12.00%, 5/30/2024(a)(b)(c)(e)(f)(i)	118,261
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(a)(c)(e)(f)(j)	96,781
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2024(a)(b)(c)(e)(f)(i)	2,364,379
4,436,896	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 6/30/2023(a)(c)(d)(e)(f)(j)	471,919
	TOTAL PRIVATE EQUITY DEBT (Cost $25,886,606)	16,562,288

	PRIVATE EQUITY FUNDS —2.7%
	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(g)(h)	1,167,890
	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(c)(g)(h)	148,623
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(f)(g)	293,441
	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)(h)	-
	TOTAL PRIVATE EQUITY FUNDS (Cost $1,485,822)	1,609,954

	PRIVATE REAL ESTATE INVESTMENTS —3.8%
92,075	ARCTRUST, Inc.(a)(c)(g)	954,821
	Cygnus Property Fund V, LLC(a)(c)(g)	22,605
	Harbert Seniors Housing Fund I LP(a)(b)(c)(g)	842,864
56	Shopoff Land Fund III LP(a)(b)(c)(g)	50,680
	Walton Street Real Estate Fund VIII LP(a)(b)(c)(g)	415,567
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $2,340,281)	2,286,537

	PUBLIC REAL ESTATE INVESTMENT DEBT — 0.2%
105,455	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(c)(e)	104,551
	TOTAL PUBLIC REAL ESTATE INVESTMENT DEBT (Cost $105,454)	104,551

	WARRANTS — 1.2%
1,606,598	DSI Digital, LLC, Exercise Price $0.01, Expiration Date,3/29/2025(a)(b)(c)(d)(e)(f)	80,330
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date,1/21/2028(a)(b)(c)(e)(f)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date,3/30/2026(a)(b)(c)(e)(f)	-
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date,1/22/2028(a)(b)(c)(d)(e)(f)	629,051
	TOTAL WARRANTS (Cost $0)	711,227

	SHORT-TERM INVESTMENTS — 1.7%
1,039,327	Fidelity Institutional Government Portfolio - Institutional Class, 5.21%(k)	1,039,327
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,039,327)	1,039,327
	TOTAL INVESTMENTS — 122.6% (Cost $87,893,065)	73,501,425
	Liabilities less other assets — (22.6)%	(13,543,545)
	TOTAL NET ASSETS — 100.0%	$59,957,880

See accompanying notes to Schedule of Investments.

Wildermuth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
SLP	Special Limited Partnership
(a)	Illiquid Security. As of June 30, 2024 these securities amounted to $72,462,098 representing 120.9% of total net assets.
(b)	Non-income Producing
(c)

Restricted Security. As of June 30, 2024 these securities amounted to $72,462,098 representing 120.9% of total net assets. Please refer to Note 7, Investments in Restricted Securities, in the Notes to the Financial Statements.

(d)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Notes to the Financial Statements.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)

Security fair valued using method determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of June 30, 2024 these securities amounted to 65,574,525 representing 109.4% of total net assets.

(g)	Private Fund. As of June 30, 2024 these securities amounted to $ 4,500,093 representing 7.5% of total net assets.
(h)	Private Investment Company. As of June 30, 2024 these securities amounted to $ 1,920,115 representing 3.2% of total net assets.
(i)

Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts.  These additional securities generally have the same terms as the original holdings.

(j)	Security is in default.
(k)	Represents the current rate as of June 30, 2024.

See accompanying notes to Schedule of Investments.

Wildermuth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.3%
ARCTRUST, Inc.	June 30, 2016	92,075	1,000,536	954,821	1.6%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	2,688,310	4.5%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018		299,015	1,167,890	1.9%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017		310,330	1,412,428	2.4%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	994,286	909,333	1.5%
Clear Guide Medical Series A-5 Preferred Shares	August 15, 2022	750,000	750,000	696,350	1.2%
Clear Guide Medical Series A-4 Preferred Shares	January 6, 2022	250,000	250,000	241,387	0.4%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,771,103	6.3%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	719,414	1.2%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,423	3,085,394	4,066,329	6.8%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	3,105,269	5.2%
Clearsense, LLC - Class D Preferred Shares	April 28, 2021	835,814	3,000,000	2,106,878	3.5%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	1,837,985	3.1%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031	June 22, 2021	105,455	105,454	104,551	0.2%
Cygnus Property Fund V, LLC	October 30, 2018		-	22,605	0.0%
DSI Digital, LLC - Common Units	April 26, 2021	2,074,115	1,000,000	117,971	0.2%
DSI Digital, LLC - Convertible Note, 8.00%, 3/31/2025	March 24, 2021	6,680,000	6,680,000	6,642,581	11.1%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	5,420,563	9.0%
DSI Common Warrants	February 28, 2023	1,606,598	-	80,330	0.1%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017		186,807	148,623	0.2%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	293,441	0.5%
Gravity Ranch Fund I LP	June 13, 2017		500,000	-	0.0%
Harbert Seniors Housing Fund I LP	February 24, 2017		1,173,749	842,864	1.4%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,274,567	2.1%
Level ATI HoldCo, LLC - Class A	September 10, 2018	1,690	1,690,000	4,324,396	7.2%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,491,051	4.2%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	1,254,009	2.1%
Midcon Holdco Partners, LLC	December 29, 2020	182	159,883	79,611	0.1%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	-	0.0%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 9/30/2024	April 30, 2021	6,913,250	6,913,250	3,596,365	6.0%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023	October 2, 2020	2,500,000	2,500,000	1,530,937	2.6%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	-	0.0%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	-	0.0%
Rosebrook Opportunities Fund LP	February 2, 2017		994,053	603,602	1.0%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	-	1,846	0.0%
Sequin, Inc. - Convertible Note, 8.00%, 10/20/2023	July 22, 2020	2,098,889	2,098,889	803,328	1.3%
Sequin, Inc. - Convertible Note, 12.00%, 5/30/2024	May 30, 2023	400,000	400,000	118,261	0.2%
Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026	March 31, 2021	6,410	-	-	0.0%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	96,781	0.2%
Shopoff Land Fund III LP	April 28, 2015	56	34,846	50,680	0.1%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2023	July 22, 2020	2,033,611	2,033,611	2,364,379	3.9%
Thunder Investment Partners, LLC	November 2, 2018	2,066,031	2,066,031	1,666,309	2.8%
Walton Street Real Estate Fund VIII LP	May 24, 2017		131,149	415,567	0.7%
Waratek, Ltd. - Common Shares	November 24, 2021	7,627,254	3,191,374	7,488,642	12.5%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	646,328	-	629,051	1.0%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,474,677	4.1%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,200,097	5.3%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	426,036	426,040	-	0.0%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2026	August 14, 2020	4,436,896	4,010,856	471,919	0.8%
			$86,853,738	$72,462,098

Wildermuth Fund
Schedule of Investments
June 30, 2024 (Unaudited)

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance April 1, 2024	Purchases or Conversions	Sales or Conversions		Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value June 30, 2024	Investment Income
Clear Guide Medical, Inc. - Convertible Note
- 0.50%, 2/29/2024	$696,350	$-	$-	$		$-	$-	$696,350	$-
Clear Guide Medical Series A-5 Preferred Shares		-	-			-	-	-
Clear Guide Medical, Inc. - Convertible Note
- 6.00%, 12/6/2023	241,387	-	-			-	-	241,387	-
Clear Guide Medical, Inc.
- Series A Preferred Stock	3,771,103	-	-			-	-	3,771,103	-
Clear Guide Medical, Inc.
- Series A-2 Preferred Stock	719,414	-	-			-	-	719,414	-
Clear Guide Medical, Inc.
- Series A-3 Preferred Stock	4,066,329	-	-			-	-	4,066,329	-
Clearsense, LLC
- Class C Preferred Shares	3,105,269	-	-			-	-	3,105,269	-
Clearsense, LLC
- Class D Preferred Shares	2,106,878	-	-			-	-	2,106,878	-
CM Funding, LLC	1,837,985	-	-			-	-	1,837,985	-
DSI Digital, LLC
- Common Units Units(1)	117,971	-	-			-	-	117,971	-
DSI Digital, LLC
- Convertible Note, 8.00%, 3/31/2025(1)	6,389,009	255,000	-		(1,428)	-	-	6,642,581	-
DSI Digital, LLC
- Series A Convertible Preferred Units(1)	5,420,563	-	-			-	-	5,420,563	-
DSI Digital, LLC
DSI Digital, Exercise Price 0.01 Euro, Expiration Date 03/28/2025(1)	72,711	-	-		7,619	-	-	80,330	-
LaGrange Senior Living, LLC - Class A Interests(1)	1,274,567	-	-			-	-	1,274,567	21,304
Level ATI HoldCo, LLC - Class A(1)	4,324,396	-	-			-	-	4,324,396	-
Reach Enterprises, Inc. - Common Units(1)	-	-	-			-	-	-	-
Reach Enterprises, Inc. - Convertible Note	3,531,392	125,000	-		(60,027)	-	-	3,596,365	-
- 8.00%, 9/30/2024(1)
Reach Enterprises, Inc. - Convertible Note	1,530,937	-	-			-	-	1,530,937	-
- 12.00%, 10/1/2023(1)
Reach Enterprises, Inc. - Series Seed-1 Preferred Units (1)	-	-	-			-	-	-	-
Reach Enterprises, Inc. - Series Seed-2 Preferred Units (1)	-	-	-			-	-	-	-
Rosebrook Opportunities Fund LP(1)	603,602	-	-			-	-	603,602	-
Sequin, Inc. - Convertible Note	803,328	-	-			-	-	803,328	-
Sequin, Inc. - Promissory Note	96,781	-	-			-	-	96,781	-
SEQUIN CONV NOTE 2 12% 5/30/2024	118,261	-	-			-	-	118,261	-
Sequin, Inc., Exercise Price $0.001, Expiration Date	-	-	-			-	-	-	-
Thunder Investment Partners, LLC(1)	1,635,388	-	-		30,921	-	-	1,666,309	-
Waratek, Ltd. - Common Shares(1)	7,546,455	-	-		(57,813)	-	-	7,488,642	-
Waratek, Ltd. - Series B-1(1)	2,493,781	-	-		(19,105)	-	-	2,474,677	-
Waratek, Ltd. - Series B-2(1)	3,224,802	-	-		(24,705)	-	-	3,200,097	-
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028(1)	633,907	-	-		(4,856)	-	-	629,051	-
WG Pitts Caribbean, LLC - Common Units(1)	-	-	-			-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2026(1)	471,919	-	-			-	-	471,919	-
	$56,834,486	$380,000	$-		$(129,395)	$-	$-	$57,085,091	$21,304

(1) Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.